General risk reserve (Details Narrative) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reserves within equity [line items]
General risk reserve description	In accordance with the relevant laws and regulations of the PRC, the Group’s variable interest entity is required to maintain a general risk reserve within the equity, through appropriation of profit, which should not be less than 1.5% of the year end balance of its risk assets over the course of five years.
General risk statutory reserve	¥ 9,885	¥ 9,817
PRC [Member]
Disclosure of reserves within equity [line items]
General risk statutory reserve	¥ 12,400	¥ 12,300